Loans and Allowance for Credit Losses (Loans Acquired with Deteriorated Credit Quality) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥ 6,993	¥ 10,048
Cash flows expected to be collected at acquisitions	935	548
Fair value of loans at acquisition	935	548
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	73,625	93,621
Additions
Accretion	(28,413)	(46,487)
Disposals	(546)	(641)
Reclassifications from nonaccretable difference	9,111	21,070
Foreign currency translation adjustments	(759)	6,062
Balance at end of fiscal year	53,018	73,625
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	399,736	531,327
Outstanding balance at end of fiscal year	301,447	399,736
Carrying amount at beginning of fiscal year	180,103	269,376
Carrying amount at end of fiscal year	124,806	180,103
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	935	548
Carrying amount at end of fiscal year	12,805	26,248
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	25,045	29,429
Additional provisions during fiscal year	2,532	2,533
Reductions of allowance during fiscal year	1,449	456
Balance of allowance for credit losses at end of fiscal year	¥ 15,731	¥ 25,045